Note 22 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ 15,210	$ (1,079)
Reclassification to Interest and finance costs		12,942	8,155
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		3,060	1,272
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		31	31
Total		5,624	(7,566)
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(12,942)	(8,155)
Total		5,624	(7,566)
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		15,792	(5,967)
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		5,054	20,316
Interest rate caps (excluded component) (1)	[1]	(5,371)	(15,063)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		3,060	1,272
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 31	$ 31

[1]	Excluded component represents interest rate caps instruments time value.